Distributable Earnings (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investment Company, Distributable Earnings [Abstract]
Ordinary income	$ 7,720,259	$ 11,845,727
Capital gain income	1,926,594	2,273,809
Return of capital	2,997,332	4,989,497
Total	$ 12,644,185	$ 19,109,033